SIGNIFICANT ACCOUNTING POLICIES: Inventory (Details) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Details
Inventory cost	$ 325,445	$ 221,548
Allowance for obsolete inventory		$ 0	$ 25,000